Net revenue (Details 3) - Contract assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	R$ (913)	R$ (675)
Provision	94	(217)
Effect of movements in exchange rates	146	(21)
Balance at end of period	R$ (673)	R$ (913)